Other operating income - Analysis of other operating income by category (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Revenue from External Customer [Line Items]
Income recognized in respect of BARDA	$ 1,160	$ 4,356	$ 6,109	$ 10,023	$ 16,570	$ 17,375	$ 2,307
Income on remeasurement or derecognition of financial liabilities on funding arrangements (Note 15)					0	715	1,181
Research and development credit	2,624	1,906	4,341	3,014	5,473	2,934	5,397
Other income					0	8	12
Other operating income	3,867	6,494	10,640	13,585	22,872	22,608	8,914
Grant
Revenue from External Customer [Line Items]
Grant income	$ 83	$ 232	$ 190	$ 548	$ 829	$ 1,575	$ 17